Long-term Purchase Commitment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
2013	$ 278
2014	92
2015	64
2016	49
2017	48
2018 and beyond	235
Total minimum payments	766
Less: Amount representing interest	(43)
Present value of minimum payments	$ 723